Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Distributor	Dec. 31, 2024 USD ($) Distributor
Foreign currency risk [Abstract]
Surplus of foreign currency receivables and financial assets over payables	$ 67,400	$ 49,600
Number of distributors | Distributor	3	3
Percentage of credit risk	71.00%	87.00%
Percentage of major credit risk	10.00%
Trade receivables
Foreign currency risk [Abstract]
Financial assets	$ (129,202)	$ (86,928)
Allowance for impairment losses | Trade receivables
Foreign currency risk [Abstract]
Financial assets	$ 2,377	131
Level 3 of Fair Value Hierarchy
Foreign currency risk [Abstract]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 275	1,863
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 275	1,863
Level 3 of Fair Value Hierarchy | Discounted cash flow
Foreign currency risk [Abstract]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in other comprehensive income, after tax, assets	$ 266	167
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in other comprehensive income, after tax, assets	$ 266	167
Level 1 | Market approach
Foreign currency risk [Abstract]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in other comprehensive income, after tax, assets	$ 102	234
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in other comprehensive income, after tax, assets	$ 102	$ 234
Foreign currency risk | AUD
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	52.80%	32.00%
Financial assets	$ (33,749)	$ (30,972)
Foreign currency risk | USD
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	39.70%	64.90%
Financial assets	$ 0	$ 0
Foreign currency risk | EUR
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	5.50%	2.80%
Financial assets	$ (3,345)	$ (3,774)
Foreign currency risk | JPY
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.10%	0.00%
Financial assets	$ 0	$ 0
Foreign currency risk | GBP
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.30%	0.10%
Financial assets	$ 0	$ 0
Foreign currency risk | CAD
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	0.50%	0.10%
Financial assets	$ 0
Foreign currency risk | CHF
Foreign currency risk [Abstract]
Percentage of cash in foreign currency	1.00%	0.10%
Financial assets	$ 0	$ 0